Leases (Tables)	12 Months Ended
Feb. 28, 2025
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 29,	February 28,
	2024	2025
Weighted average remaining lease term (years)	2.73	2.19
Weighted average discount rate	5.6%	4.2%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2026	8,387	1,152
2027	6,047	830
2028	2,475	340
2029	—	—
2030	—	—
Thereafter	—	—
Total minimum lease payments	16,909	2,322
Less: amount representing interest	744	102
Present value of minimum lease payments	16,165	2,220